Details of Significant Accounts - Capital surplus, reconciliation of capital surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Repurchase Plan:
Shares retired	$ (7)	$ (1,634)
Increase (decrease) through treasury share transactions, equity	0	(51,064)
Share Repurchase Plan:
Share Repurchase Plan:
Shares repurchased		(1,064)
Shares retired	0	0
Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		0
Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		(50,000)
Capital stock
Share Repurchase Plan:
Shares retired	0	0
Increase (decrease) through treasury share transactions, equity	(7)	(1,634)
Capital stock | Share Repurchase Plan:
Share Repurchase Plan:
Shares repurchased		0
Shares retired	(7)	(19)
Capital stock | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		(2)
Capital stock | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		(1,613)
Additional paid-in capital
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(319)	(76,475)
Additional paid-in capital | Share Repurchase Plan:
Share Repurchase Plan:
Shares repurchased		0
Shares retired	(319)	(893)
Additional paid-in capital | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		2
Additional paid-in capital | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		(75,584)
Other | Share Repurchase Plan:
Share Repurchase Plan:
Shares repurchased		0
Shares retired	136	38
Other | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		0
Other | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		27,197
Treasury shares | Share Repurchase Plan:
Share Repurchase Plan:
Shares repurchased		(1,064)
Shares retired	190	874
Treasury shares | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		0
Treasury shares | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity		0
Additional paid-in capital
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(319)	(76,475)
Other
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	136	27,235
Treasury shares
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	$ 190	$ (190)